Item 1. Schedule of Investments

 T. Rowe Price Retirement 2010 Fund
  (Unaudited)
                                                             February 28, 2005
                                            Percent of
 PORTFOLIO OF INVESTMENTS (1)+              Net Assets     Shares        Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund          24.6%        6,713,483    217,651

 T. Rowe Price New Income Fund                16.8         16,391,788   148,674

 T. Rowe Price Value Fund                     10.0         3,846,593    88,395

 T. Rowe Price Growth Stock Fund              9.3          3,172,650    82,489

 T. Rowe Price High Yield Fund                7.6          9,350,448    67,323

 T. Rowe Price Small-Cap Stock Fund           6.6          1,870,024    58,737

 T. Rowe Price Summit Cash Reserves Fund      5.8          51,622,480   51,622

 T. Rowe Price International
 Growth & Income Fund                         5.5          3,791,476    49,251

 T. Rowe Price International Stock Fund       5.3          3,555,833    47,115

 T. Rowe Price Mid-Cap Growth Fund *          3.7          668,514      32,724

 T. Rowe Price Mid-Cap Value Fund             3.7          1,436,605    32,482

 T. Rowe Price Short-Term Bond Fund           1.1          2,030,870    9,606

 Total Investments
 100.0% of Net Assets (Cost $832,000)                                $  886,069


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                        Purchase     Sales       Investment          Value
 Affiliate              Cost         Cost        Income        2/28/05  5/31/04
 T. Rowe Price Equity
 Index 500 Fund         $112,044     $1,372      $1,950        $217,651 $95,683

 T. Rowe Price New
 Income Fund             78,829       1,124       3,090         148,674  69,246
 T. Rowe Price Value
 Fund                    41,976       490         558           88,395   39,412
 T. Rowe Price
 Growth Stock Fund       41,978       3,748       380           82,489   41,574
 T. Rowe Price High
 Yield Fund              37,131       457         2,593         67,323   28,496
 T. Rowe Price Small-
 Cap Stock Fund          29,807       1,903       -             58,737   27,839
 T. Rowe Price
 Summit Cash
 Reserves Fund           51,883       260         373           51,622   -
 T. Rowe Price
 International
 Growth & Income
 Fund                    22,168       312         338           49,251   20,086
 T. Rowe Price
 International Stock
 Fund                    22,227       263         427           47,115   20,106
 T. Rowe Price Mid-
 Cap Growth Fund         15,741       174         -             32,724   15,131
 T. Rowe Price Mid-
 Cap Value Fund          16,904       218         110           32,482   14,586
 T. Rowe Price Short-
 Term Bond Fund          6,096        20,936      214           9,606    24,201
 Totals                                         $10,033       $886,069 $396,360


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2010 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a diversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
 The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $832,000,000. Net unrealized gain aggregated $54,069,000 at period-end, of which $54,143,000 related to appreciated investments and $74,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $5,589,000.




 T. Rowe Price Retirement 2020 Fund
 (Unaudited)                                                  February 28, 2005
                                                 Percent of
 PORTFOLIO OF INVESTMENTS (1)+                   Net Assets    Shares     Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                  18.3%         8,504,486      195,433

 T. Rowe Price Growth Stock Fund           17.7          7,251,365      188,536

 T. Rowe Price Equity Index 500 Fund       16.4          5,419,919      175,714

 T. Rowe Price New Income Fund             9.9           11,654,992     105,711

 T. Rowe Price High Yield Fund             8.3           12,316,099     88,676

 T. Rowe Price Small-Cap Stock Fund        7.6           2,594,407      81,490

 T. Rowe Price International
 Growth & Income Fund                      6.6           5,466,903      71,015

 T. Rowe Price International Stock Fund    6.4           5,147,415      68,203

 T. Rowe Price Mid-Cap Growth Fund *       4.1           886,434        43,391

 T. Rowe Price Mid-Cap Value Fund          4.0           1,874,565      42,384

 T. Rowe Price Summit Cash Reserves Fund   0.5           5,331,336      5,331

 T. Rowe Price Short-Term Bond Fund        0.2           524,836        2,482

 Total Investments
 100.0% of Net Assets (Cost $989,031)                           $     1,068,366


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies.
As
 defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                        Purchase       Sales     Investment        Value
 Affiliate              Cost           Cost      Income     2/28/05     5/31/04
 T. Rowe Price Value
 Fund                   $102,804       $73       $1,207     $195,433    $76,369

 T. Rowe Price
 Growth Stock Fund      102,555        52        856        188,536     78,194
 T. Rowe Price Equity
 Index 500 Fund         96,988         76        1,515      175,714     69,837
 T. Rowe Price New
 Income Fund            62,011         4,140     2,145      105,711     46,596
 T. Rowe Price High
 Yield Fund             54,296         39        3,314      88,676      31,668
 T. Rowe Price Small-
 Cap Stock Fund         44,421         30        -          81,490      32,477
 T. Rowe Price
 International
 Growth & Income
 Fund                   34,423         28        480        71,015      26,284
 T. Rowe Price
 International Stock
 Fund                   34,510         24        610        68,203      26,460
 T. Rowe Price Mid-
 Cap Growth Fund        23,224         9         -          43,391      17,532
 T. Rowe Price Mid-
 Cap Value Fund         24,001         17        142        42,384      16,899
 T. Rowe Price
 Summit Cash
 Reserves Fund          5,334          2         38         5,331       -
 T. Rowe Price Short-
 Term Bond Fund         2,488          2,127     31         2,482       2,112
 Totals                                         $10,338    $1,068,366  $424,428


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2020 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
 The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $989,031,000. Net unrealized gain aggregated $79,335,000 at period-end, of which $79,350,000 related to appreciated investments and $15,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005 realized gain/loss on affiliated companies was $5,527,000.




 T. Rowe Price Retirement 2030 Fund
 (Unaudited)                                            February 28, 2005
                                            Percent of
 PORTFOLIO OF INVESTMENTS (1)+              Net Assets   Shares         Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                   24.2%      6,423,852        147,620

 T. Rowe Price Growth Stock Fund            23.2       5,433,677        141,276

 T. Rowe Price Equity Index 500 Fund        11.6       2,181,456        70,723

 T. Rowe Price Small-Cap Stock Fund         9.1        1,775,046        55,754

 T. Rowe Price International Growth &       8.2        3,871,627        50,292
Income Fund
 T. Rowe Price International Stock Fund     7.9        3,617,992        47,938

 T. Rowe Price High Yield Fund              4.8        4,105,960        29,563

 T. Rowe Price Mid-Cap Growth Fund *        4.6        572,524          28,025

 T. Rowe Price Mid-Cap Value Fund           4.6        1,231,341        27,841

 T. Rowe Price New Income Fund              1.8        1,177,692        10,682

 Total Investments
 100.0% of Net Assets (Cost $557,703)                               $   609,714

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                         Purchase      Sales     Investment          Value
 Affiliate               Cost          Cost      Income       2/28/05   5/31/04
 T. Rowe Price Value
 Fund                    $79,863       $427      $883        $147,620   $56,309

 T. Rowe Price
 Growth Stock Fund       79,601        436       620         141,276    56,470
 T. Rowe Price Equity
 Index 500 Fund          40,953        234       582         70,723     26,486
 T. Rowe Price Small-
 Cap Stock Fund          31,442        167       -           55,754     21,422
 T. Rowe Price
 International
 Growth & Income
 Fund                    25,042        150       330         50,292     18,251
 T. Rowe Price
 International Stock
 Fund                    25,096        127       415         47,938     17,997
 T. Rowe Price High
 Yield Fund              20,675        88        1,036       29,563     8,132
 T. Rowe Price Mid-
 Cap Growth Fund         15,201        72        -           28,025     11,240
 T. Rowe Price Mid-
 Cap Value Fund          16,148        95        89          27,841     10,832
 T. Rowe Price New
 Income Fund             6,797         4,087     241         10,682     7,767
 Totals                                         $4,196      $609,714   $234,906


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2030 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $557,703,000. Net unrealized gain aggregated $52,011,000 at period-end, of which $52,011,000 related to appreciated investments and $0 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $3,569,000.




 T. Rowe Price Retirement 2040 Fund
 (Unaudited)                                                  February 28, 2005
                                                  Percent of
 PORTFOLIO OF INVESTMENTS (1)+                    Net Assets   Shares     Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                         24.2%     2,641,848    60,710

 T. Rowe Price Growth Stock Fund                  23.2      2,238,142    58,192

 T. Rowe Price Equity Index 500 Fund              11.7      903,782      29,301

 T. Rowe Price Small-Cap Stock Fund               9.1       729,228      22,905

 T. Rowe Price International
 Growth & Income Fund                             8.2       1,582,771    20,560

 T. Rowe Price International Stock Fund           7.9       1,486,793    19,700

 T. Rowe Price High Yield Fund                    4.8       1,685,082    12,132

 T. Rowe Price Mid-Cap Growth Fund *              4.6       235,185      11,512

 T. Rowe Price Mid-Cap Value Fund                 4.6       504,961      11,417

 T. Rowe Price New Income Fund                    1.7       483,219      4,383

 Total Investments
 100.0% of Net Assets (Cost $231,255)                                   $250,812

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                         Purchase   Sales       Investment   Value
 Affiliate               Cost       Cost        Income       2/28/05     5/31/04
 T. Rowe Price Value
 Fund                    $34,698    $212        $349         $60,710     $21,590

 T. Rowe Price
 Growth Stock Fund       34,594     224         245          58,192      21,669
 T. Rowe Price Equity
 Index 500 Fund          17,824     114         229          29,301      10,221
 T. Rowe Price Small-
 Cap Stock Fund          13,601     82          -            22,905      8,208
 T. Rowe Price
 International
 Growth & Income
 Fund                    10,876     77          130          20,560      6,959
 T. Rowe Price
 International Stock
 Fund                    10,898     67          164          19,700      6,904
 T. Rowe Price High
 Yield Fund              8,700      44          404          12,132      3,086
 T. Rowe Price Mid-
 Cap Growth Fund         6,595      39          -            11,512      4,315
 T. Rowe Price Mid-
 Cap Value Fund          6,968      47          35           11,417      4,138
 T. Rowe Price New
 Income Fund             2,783      1,549       95           4,383       3,001
 Totals                                        $1,651       $250,812    $90,091


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2040 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
 The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $231,255,000. Net unrealized gain aggregated $19,557,000 at period-end, of which $19,557,000 related to appreciated investments and $0 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $1,431,000.



 T. Rowe Price Retirement Income Fund
 (Unaudited)                                                  February 28, 2005
                                                  Percent of
 PORTFOLIO OF INVESTMENTS (1)+                    Net Assets    Shares     Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund            29.4%        2,998,065    97,197

 T. Rowe Price Summit Cash Reserves Fund        23.8         78,555,799   78,556

 T. Rowe Price New Income Fund                  19.3         7,024,043    63,708

 T. Rowe Price High Yield Fund                  7.6          3,504,257    25,231

 T. Rowe Price Small-Cap Stock Fund             4.3          454,122      14,264

 T. Rowe Price Short-Term Bond Fund             4.2          2,943,110    13,921

 T. Rowe Price International
 Growth & Income Fund                           3.6          909,392      11,813

 T. Rowe Price International Stock Fund         3.4          847,023      11,223

 T. Rowe Price Mid-Cap Growth Fund *            2.2          151,112      7,397

 T. Rowe Price Mid-Cap Value Fund               2.2          323,239      7,308

 Total Investments
 100.0% of Net Assets (Cost $316,294)                                $  330,618

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                         Purchase     Sales      Investment        Value
 Affiliate               Cost         Cost         Income   2/28/05     5/31/04
 T. Rowe Price Equity
 Index 500 Fund          $41,607      $2,373       $972     $97,197     $52,722
 T. Rowe Price
 Summit Cash
 Reserves Fund           80,624       2,069        601      78,556      -
 T. Rowe Price New
 Income Fund             28,907       3,240        1,457    63,708      37,085
 T. Rowe Price High
 Yield Fund              12,853       633          1,064    25,231      12,115
 T. Rowe Price Small-
 Cap Stock Fund          6,083        315          -        14,264      7,637
 T. Rowe Price Short-
 Term Bond Fund          8,265        47,891       378      13,921      52,945
 T. Rowe Price
 International
 Growth & Income
 Fund                    4,263        267          87       11,813      5,939
 T. Rowe Price
 International Stock
 Fund                    4,277        239          109      11,223      5,936
 T. Rowe Price Mid-
 Cap Growth Fund         2,895        154          -        7,397       4,177
 T. Rowe Price Mid-
 Cap Value Fund          3,175        182          26       7,308       4,006
 Totals                                           $4,694   $330,618    $182,562


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement Income Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $316,294,000. Net unrealized gain aggregated $14,324,000 at period-end, of which $14,432,000 related to appreciated investments and $108,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $653,000.




 T. Rowe Price Retirement 2005 Fund
 (Unaudited)                                                 February 28, 2005
                                              Percent of
 PORTFOLIO OF INVESTMENTS (1)+                Net Assets   Shares         Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund            29.7%     2,039,331       66,115

 T. Rowe Price New Income Fund                  21.3      5,229,189       47,429

 T. Rowe Price High Yield Fund                  7.8       2,430,119       17,497

 T. Rowe Price Summit Cash Reserves Fund        7.6       16,942,676      16,943

 T. Rowe Price Small-Cap Stock Fund             5.7       405,379         12,733

 T. Rowe Price Growth Stock Fund                5.5       475,834         12,372

 T. Rowe Price Value Fund                       5.5       537,321         12,348

 T. Rowe Price International Stock Fund         4.8       809,773         10,729

 T. Rowe Price International
 Growth & Income Fund                           4.5       764,532         9,931

 T. Rowe Price Mid-Cap Growth Fund *            3.1       140,480         6,876

 T. Rowe Price Mid-Cap Value Fund               3.1       303,758         6,868

 T. Rowe Price Short-Term Bond Fund             1.4       638,055         3,018

 Total Investments
 100.0% of Net Assets (Cost $211,777)                             $      222,859


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.


                         Purchase      Sales     Investment        Value
 Affiliate               Cost          Cost      Income      2/28/05    5/31/04
 T. Rowe Price Equity
 Index 500 Fund          $60,070       $3,451    $533        $66,115     $5,596

 T. Rowe Price New
 Income Fund             45,403        2,548     912         47,429      4,090
 T. Rowe Price High
 Yield Fund              16,456        895       629         17,497      1,395
 T. Rowe Price
 Summit Cash
 Reserves Fund           17,672        729       123         16,943      -
 T. Rowe Price Small-
 Cap Stock Fund          11,494        648       -           12,733      1,044
 T. Rowe Price
 Growth Stock Fund       11,185        642       59          12,372      1,139
 T. Rowe Price Value
 Fund                    10,836        608       79          12,348      1,056
 T. Rowe Price
 International Stock
 Fund                    9,141         528       98          10,729      846
 T. Rowe Price
 International
 Growth & Income
 Fund                    8,113         461       69          9,931       772
 T. Rowe Price Mid-
 Cap Growth Fund         6,130         352       -           6,876       577
 T. Rowe Price Mid-
 Cap Value Fund          6,377         348       23          6,868       572
 T. Rowe Price Short-
 Term Bond Fund          5,102         3,863     54          3,018       1,782
 Totals                                         $2,579      $222,859    $18,869


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2005 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

  T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  Valuation
   The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

  Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


  NOTE 2 - FEDERAL INCOME TAXES

  At February 28, 2005, the cost of investments for federal income tax purposes was $211,777,000. Net unrealized gain aggregated $11,082,000 at period-end, of which $11,097,000 related to appreciated investments and $15,000 related to depreciated investments.


  NOTE 3 - RELATED PARTIES

   The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $712,000.




 T. Rowe Price Retirement 2015 Fund
 (Unaudited)                                                  February 28, 2005
                                                 Percentof
 PORTFOLIO OF INVESTMENTS (1)+                   Net AssetsS   Shares      Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund              20.6%    2,696,288    87,414

 T. Rowe Price New Income Fund                    14.4     6,725,779    61,003

 T. Rowe Price Value Fund                         14.2     2,626,283    60,352

 T. Rowe Price Growth Stock Fund                  13.8     2,245,157    58,374

 T. Rowe Price High Yield Fund                    7.9      4,645,292    33,446

 T. Rowe Price Small-Cap Stock Fund               7.1      961,534      30,202

 T. Rowe Price International
 Growth & Income Fund                             5.9      1,942,915    25,239

 T. Rowe Price International Stock Fund           5.8      1,850,413    24,518

 T. Rowe Price Mid-Cap Value Fund                 3.5      663,084      14,992

 T. Rowe Price Mid-Cap Growth Fund *              3.5      305,848      14,971

 T. Rowe Price Summit Cash Reserves Fund          2.8      11,720,203   11,720

 T. Rowe Price Short-Term Bond Fund               0.5      430,073      2,034

 Total Investments
 100.0% of Net Assets (Cost $405,687)                               $   424,265

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                         Purchase      Sales    Investment         Value
 Affiliate               Cost          Cost     Income      2/28/05     5/31/04
 T. Rowe Price Equity
 Index 500 Fund          $74,497       $187     $529        $87,414     $9,312

 T. Rowe Price New
 Income Fund             54,302        907      926         61,003       7,352
 T. Rowe Price Value
 Fund                    49,760        121      315         60,352       6,744
 T. Rowe Price
 Growth Stock Fund       49,669        122      224         58,374       6,756
 T. Rowe Price High
 Yield Fund              29,615        67       933         33,446       3,197
 T. Rowe Price Small-
 Cap Stock Fund          25,719        64       -           30,202       3,261
 T. Rowe Price
 International
 Growth & Income
 Fund                    19,693        48       143         25,239       2,562
 T. Rowe Price
 International Stock
 Fund                    19,720        49       184         24,518       2,540
 T. Rowe Price Mid-
 Cap Value Fund          13,054        32       41          14,992       1,638
 T. Rowe Price Mid-
 Cap Growth Fund         12,613        31       -           14,971       1,650
 T. Rowe Price
 Summit Cash
 Reserves Fund           11,741        21       67          11,720       -
 T. Rowe Price Short-
 Term Bond Fund          2,207         1,552    28          2,034        1,382
 Totals                                        $3,390      $424,265     $46,394


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2015 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $405,687,000. Net unrealized gain aggregated $18,578,000 at period-end, of which $18,590,000 related to appreciated investments and $12,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $1,646,000.




 T. Rowe Price Retirement 2025 Fund
 (Unaudited)                                                 February 28, 2005
                                                 Percent of
 PORTFOLIO OF INVESTMENTS (1)+                   Net Assets   Shares      Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                           21.4%   3,160,639    72,631

 T. Rowe Price Growth Stock Fund                    20.9    2,720,556    70,734

 T. Rowe Price Equity Index 500 Fund                14.5    1,516,648    49,170

 T. Rowe Price Small-Cap Stock Fund                 8.1     871,612      27,377

 T. Rowe Price International
 Growth & Income Fund                               7.5     1,964,425    25,518

 T. Rowe Price International Stock Fund             7.3     1,867,787    24,748

 T. Rowe Price High Yield Fund                      6.9     3,241,297    23,337

 T. Rowe Price New Income Fund                      5.4     2,025,751    18,374

 T. Rowe Price Mid-Cap Value Fund                   4.0     602,377      13,620

 T. Rowe Price Mid-Cap Growth Fund *                4.0     277,646      13,591

 Total Investments
 100.0% of Net Assets (Cost $321,216)                                $   339,100


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing


 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.


                         Purchase      Sales     Investment         Value
 Affiliate               Cost          Cost      Income      2/28/05     5/31/04
 T. Rowe Price Value
 Fund                    $59,771       $555      $384        $72,631    $8,582
 T. Rowe Price
 Growth Stock Fund       60,196        553       275         70,734      8,601
 T. Rowe Price Equity
 Index 500 Fund          41,647        394       311         49,170      5,775
 T. Rowe Price Small-
 Cap Stock Fund          23,215        222       -           27,377      3,200
 T. Rowe Price
 International
 Growth & Income
 Fund                    19,784        183       147         25,518      2,797
 T. Rowe Price
 International Stock
 Fund                    19,811        185       189         24,748      2,774
 T. Rowe Price High
 Yield Fund              20,882        179       665         23,337      2,133
 T. Rowe Price New
 Income Fund             16,987        1,468     286         18,374      2,762
 T. Rowe Price Mid-
 Cap Value Fund          11,789        110       38          13,620      1,629
 T. Rowe Price Mid-
 Cap Growth Fund         11,380        107       -           13,591      1,641
 Totals                                         $2,295      $339,100    $39,894


 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2025 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $321,216,000. Net unrealized gain aggregated $17,884,000 at period-end, of which $17,884,000 related to appreciated investments and $0 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $1,451,000.




 T. Rowe Price Retirement 2035 Fund
 (Unaudited)                                                  February 28, 2005
                                               Percent of
 PORTFOLIO OF INVESTMENTS (1)+                 Net Assets   Shares        Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                        24.1%    1,306,685      30,028

 T. Rowe Price Growth Stock Fund                 23.4     1,118,152      29,072

 T. Rowe Price Equity Index 500 Fund             12.1     463,301        15,020

 T. Rowe Price Small-Cap Stock Fund              9.0      357,888        11,241

 T. Rowe Price International
 Growth & Income Fund                            8.0      764,978        9,937

 T. Rowe Price International Stock Fund          7.8      730,228        9,675

 T. Rowe Price High Yield Fund                   4.9      850,955        6,127

 T. Rowe Price Mid-Cap Value Fund                4.5      247,045        5,586

 T. Rowe Price Mid-Cap Growth Fund *             4.5      113,900        5,575

 T. Rowe Price New Income Fund                   1.7      230,383        2,090

 Total Investments
 100.0% of Net Assets (Cost $118,349)                                $  124,351


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                         Purchase      Sales    Investment  Value
 Affiliate               Cost          Cost     Income      2/28/05      5/31/04
 T. Rowe Price Value
 Fund                    $26,727       $1,113   $141        $30,028      $2,661

 T. Rowe Price
 Growth Stock Fund       26,686        1,113    100         29,072        2,666
 T. Rowe Price Equity
 Index 500 Fund          13,695        578      81          15,020        1,332
 T. Rowe Price Small-
 Cap Stock Fund          10,258        436      -           11,241        999
 T. Rowe Price
 International
 Growth & Income
 Fund                    8,364         346      51          9,937         832
 T. Rowe Price
 International Stock
 Fund                    8,374         349      66          9,675         825
 T. Rowe Price High
 Yield Fund              5,864         227      155         6,127         381
 T. Rowe Price Mid-
 Cap Value Fund          5,195         218      14          5,586         502
 T. Rowe Price Mid-
 Cap Growth Fund         5,046         212      -           5,575         507
 T. Rowe Price New
 Income Fund             2,139         445      33          2,090         384
 Totals                                        $641        $124,351      $11,089



 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2035 Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $118,349,000. Net unrealized gain aggregated $6,002,000 at period-end, of which $6,002,000 related to appreciated investments and $0 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At February 28, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended February 28, 2005, realized gain/loss on affiliated companies was $412,000.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005